BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

With the exception of BlackRock LifePath® Index 2060 Fund, the chart in the “Portfolio Managers” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title
Matthew O’Hara	2016	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.

The chart in the “Portfolio Managers” section of the BlackRock LifePath® Index 2060 Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title
Matthew O’Hara	2016	Managing Director of BlackRock, Inc.
Alan Mason	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2016	Managing Director of BlackRock, Inc.

The chart in the section of the Prospectus entitled “Management of the Funds—Portfolio Managers” will be deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011 (2016 for LifePath Index 2060 Master Portfolio)	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011 (2016 for LifePath Index 2060 Master Portfolio)	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

The section of the SAI entitled “Management, Advisory and Other Service Arrangements—Information Regarding the Portfolio Managers” will be revised as follows:

The first paragraph will be deleted in its entirety and replaced with the following:

Matthew O’Hara, Alan Mason and Amy Whitelaw, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Master Portfolio’s portfolio.

The tables in the sub-section entitled “Other Funds and Accounts Managed” will be deleted in their entirety and replaced with the following:

LifePath® Index Retirement Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.76 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2020 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.66 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2025 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.68 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2030 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.61 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2035 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.3 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.69 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2040 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.65 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2045 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.74 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2050 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.74 Billion	$4.65 Billion	$497.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2055 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	319	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	34	82	749	0	0	0
	$12.81 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

LifePath® Index 2060 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Alan Mason	320	378	505	0	0	0
	$707.4 Billion	$490.5 Billion	$471.0 Billion	$0	$0	$0
Amy Whitelaw	35	82	749	0	0	0
	$12.84 Billion	$4.65 Billion	$487.1 Billion	$0	$0	$0

*	Information provided for Mr. O’Hara is as of July 31, 2016.

The last sentence in the sub-section entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” will be deleted in its entirety and replaced with the following:

The performance of Messrs. O’Hara and Mason and Ms. Whitelaw is not measured against a specific benchmark.

The first paragraph in the sub-section entitled “Portfolio Manager Beneficial Ownership” will be deleted in its entirety and replaced with the following:

As of July 31, 2016, the portfolio managers beneficially owned no interests in any of the Funds that invest in Master Portfolios for which they are primarily responsible for the day-to-day management.

Shareholders should retain this Supplement for future reference.

PRSAI-LPIND-0916SUP